SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Additional Financial Information by Reportable Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Interest expense									$ (58.5)	$ (63.0)	$ (59.9)
Other non-operating expense									(104.8)	(18.0)	(53.2)
Net sales to unaffiliated customers	$ 1,768.7	$ 1,759.7	$ 1,854.2	$ 1,776.4	$ 1,735.3	$ 1,679.5	$ 1,626.9	$ 1,572.1	7,159.0	6,613.8	6,086.5
Income before taxes									554.8	589.5	477.1
Capital expenditures									227.9	193.8	176.9
Depreciation and amortization expense									181.0	178.7	180.1
Other expense, net	$ 3.0	$ (3.0)	$ 57.1	$ 12.8	$ 9.0	$ 10.8	$ 10.2	$ 6.5	69.9	36.5	23.8
Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									92.2	75.0	73.5
Label and Graphic Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									4,851.1	4,511.7	4,187.3
Label and Graphic Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									568.2	577.4	522.0
Capital expenditures									151.5	125.5	118.8
Depreciation and amortization expense									104.7	102.3	103.1
Other expense, net									61.8	14.5	13.0
Label and Graphic Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									78.7	64.1	63.4
Retail Branding and Information Solutions | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									170.4	126.7	105.0
Capital expenditures									57.1	48.8	50.9
Depreciation and amortization expense									49.0	56.4	64.3
Other expense, net									11.4	18.1	9.8
Retail Branding and Information Solutions | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									4.7	3.2	2.9
Industrial and Healthcare Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									694.7	590.9	453.8
Industrial and Healthcare Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									62.9	52.6	56.1
Capital expenditures									19.3	19.5	7.2
Depreciation and amortization expense									27.3	20.0	12.7
Other expense, net									(1.0)	3.7	1.9
Industrial and Healthcare Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers									8.8	7.7	7.2
Corporate expense
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes									(83.4)	(86.2)	(92.9)
Other expense, net									$ (2.3)	$ 0.2	$ (0.9)